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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21553

ING Global Equity Dividend and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Equity Dividend and Premium Opportunity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2009 (Unaudited)

Shares		Value
COMMON STOCK: 93.6%
	Australia: 5.7%
1,401,300	Australia & New Zealand Banking Group Ltd.	$18,111,965
1,803,430	Foster’s Group Ltd.	7,121,079
4,039,934	Insurance Australia Group	11,881,315
4,876,568	Macquarie Airports Management Ltd.	8,283,260
2,269,480	Suncorp-Metway Ltd.	10,948,142
404,787	Wesfarmers Ltd.	6,975,044
		63,320,805
	Brazil: 1.1%
732,710	Vale SA ADR	11,891,883
		11,891,883
	Canada: 3.0%
321,213	Enerplus Resources Fund	7,676,991
252,968	Toronto Dominion Bank	12,883,005
411,488	TransCanada Corp.	12,204,242
		32,764,238
	Finland: 1.0%
727,578	Nokia OYJ	11,165,886
		11,165,886
	France: 7.5%
112,491	Accor SA	5,020,293
264,447	Carrefour SA	11,909,819
269,444	Sanofi-Aventis	17,197,141
386,966	Total SA	22,324,673
227,851	Vinci SA	11,018,749
568,954	Vivendi	15,056,447
		82,527,122
	Germany: 5.4%
93,169	Deutsche Boerse AG	8,163,939
490,228	E.ON AG	17,401,028
140,096	Linde AG	11,682,048
78,738	Muenchener Rueckversicherungs AG	11,120,408
152,699	Siemens AG	11,161,573
		59,528,996
	Hong Kong: 2.1%
227,536	China Mobile Ltd. ADR	11,197,047
804,964	Hang Seng Bank Ltd.	11,595,580
		22,792,627
	Italy: 5.2%
471,346	Banche Popolari Unite Scpa	6,534,047
936,487	ENI S.p.A.	22,722,346
1,122,540	Italcementi S.p.A. RSP	7,195,211
1,788,596	Mediaset S.p.A.	10,523,613
2,503,926	Snam Rete Gas S.p.A.	10,852,928
		57,828,145
	Japan: 3.6%
59,100	Nintendo Co., Ltd.	15,948,716
7,864	NTT DoCoMo, Inc.	11,779,486
291,100	Takeda Pharmaceutical Co., Ltd.	11,577,997
		39,306,199
	Netherlands: 4.0%
848,030	Royal Dutch Shell PLC	22,947,297
788,978	Royal KPN NV	10,381,765
474,463	Unilever NV	11,409,383
		44,738,445
	New Zealand: 1.0%
6,669,320	Telecom Corp. of New Zealand Ltd.	10,746,174
		10,746,174
	Poland: 0.6%
1,316,136	Telekomunikacja Polska SA	6,921,796
		6,921,796
	Singapore: 0.6%
797,500	DBS Group Holdings Ltd.	6,549,359
		6,549,359
	South Korea: 0.6%
139,778	S-Oil Corp.	6,455,044
		6,455,044
	Spain: 4.2%
906,397	Banco Bilbao Vizcaya Argentaria SA	11,039,630
1,670,306	Banco Santander Central Hispano SA	17,746,142
789,842	Telefonica SA	17,109,957
		45,895,729
	Sweden: 1.0%
2,078,003	TeliaSonera AB	10,728,475
		10,728,475
	Switzerland: 1.0%
282,385	Novartis AG ADR	11,301,048
		11,301,048
	Taiwan: 1.0%
1,041,435	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	11,393,299
		11,393,299
	Thailand: 0.5%
1,502,100	Siam Cement PCL	5,800,872
		5,800,872
	United Kingdom: 7.6%
392,584	AstraZeneca PLC	16,380,456
2,060,852	BP PLC	17,035,625

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2009 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
949,161		GlaxoSmithKline PLC	$16,051,302
814,193		HSBC Holdings PLC	7,374,953
1,355,207		United Utilities Group PLC	11,801,866
8,101,291		Vodafone Group PLC	15,240,536
			83,884,738
		United States: 36.9%
242,324		Abbott Laboratories	10,919,119
412,691		Altria Group, Inc.	7,052,889
412,219		American Electric Power Co., Inc.	10,857,848
637,280		AT&T, Inc.	15,798,171
297,129		Automatic Data Processing, Inc.	11,293,873
190,022		Bank of Hawaii Corp.	7,112,523
814,195		Bristol-Myers Squibb Co.	16,218,764
266,419		Campbell Soup Co.	7,385,135
159,054		Chevron Corp.	10,604,130
340,081		Coca-Cola Co.	16,718,382
247,200		ConocoPhillips	11,331,648
289,802		Consolidated Edison, Inc.	10,276,379
618,905		Dow Chemical Co.	10,942,240
379,522		Duke Energy Corp.	5,370,236
385,913		EI Du Pont de Nemours & Co.	10,986,943
303,746		Emerson Electric Co.	9,747,209
145,782		Exelon Corp.	6,998,994
771,550		General Electric Co.	10,400,494
274,429		Home Depot, Inc.	6,355,776
325,305		Honeywell International, Inc.	10,787,114
685,638		Intel Corp.	10,778,229
209,099		Kimberly-Clark Corp.	10,850,147
645,218		Kraft Foods, Inc.	16,846,642
476,866		Leggett & Platt, Inc.	7,000,393
146,900		Lorillard, Inc.	10,037,677
707,212		Mattel, Inc.	11,039,579
202,519		McDonald’s Corp.	11,946,596
600,316		Merck & Co., Inc.	16,556,715
452,366		NYSE Euronext	13,570,980
413,639		OGE Energy Corp.	10,680,159
1,018,658		Pfizer, Inc.	15,473,415
236,122		Philip Morris International, Inc.	10,068,242
482,486		Pitney Bowes, Inc.	11,039,280
210,606		Procter & Gamble Co.	10,938,876
1,155,957		Sara Lee Corp.	10,392,053
184,921		Snap-On, Inc.	5,760,289
369,406		Southern Co.	10,494,824
435,399		Spectra Energy Corp.	6,988,154
			407,620,117
		Total Common Stock
		(Cost $1,055,125,715)	1,033,160,997
REAL ESTATE INVESTMENT TRUSTS: 2.0%
		Australia: 0.7%
896,265		Westfield Group	7,920,005
			7,920,005
		Netherlands: 0.6%
137,843		Corio NV	6,803,272
			6,803,272
		United States: 0.7%
190,297		Rayonier, Inc.	7,611,880
			7,611,880
		Total Real Estate Investment Trusts
		(Cost $25,697,519)	22,335,157
WARRANTS: 0.0%
		Italy: 0.0%
471,346		Unione di Banche Italiane SCPA	82,803
		Total Warrants
		(Cost $-)	82,803

# of
Contracts	Counterparty		Value
POSITIONS IN PURCHASED OPTIONS: 0.4%
		Australia: 0.0%
5,500	Morgan Stanley	S&P/ASX 200 Index, Strike Price 3,165.3000 AUD, Expires 06/19/09	$10,058
5,500	Morgan Stanley	S&P/ASX 200 Index, Strike Price 3,229.9700 AUD, Expires 07/17/09	91,303
12,500,000	Deutsche Bank, AG	Australian Dollar Currency Option (AUD/USD), Strike Price 0.6300, Expires 06/22/09	131
14,000,000	Citigroup	Australian Dollar Currency Option (AUD/USD), Strike Price 0.6450, Expires 07/20/09	6,485
			107,977
		European Union: 0.1%
20,000	ABN AMRO	Dow Jones Euro Stoxx 50 Index, Strike Price 1,695.7950 EUR, Expires 06/19/09	10,675
16,000	ABN AMRO	Dow Jones Euro Stoxx 50 Index, Strike Price 1,963.7400 EUR, Expires 07/17/09	232,820
10,000	ABN AMRO	Dow Jones Euro Stoxx 50 Index, Strike Price 2,043.6900 EUR, Expires 08/21/09	462,449
55,000,000	Deutsche Bank, AG	European Union Currency Option (EUR/USD), Strike Price 1.2600, Expires 06/22/09	2,274
62,500,000	Deutsche Bank, AG	European Union Currency Option (EUR/USD), Strike Price 1.2200, Expires 07/20/09	12,553
			720,771
		Japan: 0.1%
105,000	ABN AMRO	Nikkei 225 Index, Strike Price 7,019.8800 JPY, Expires 06/19/09	6,096
245,000	Goldman Sachs	Nikkei 225 Index, Strike Price 8,049.0600 JPY, Expires 08/21/09	400,974
10,000,000	Citigroup	Japanese Yen Currency Option (USD/JPY), Strike Price 103.0000, Expires 06/22/09	2,819
20,000,000	Citigroup	Japanese Yen Currency Option (USD/JPY), Strike Price 100.4000, Expires 07/20/09	82,471
20,000,000	Citigroup	Japanese Yen Currency Option (USD/JPY), Strike Price 101.2500, Expires 08/20/09	113,471
			605,831

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2009 (Unaudited) (continued)

# of Contracts	Counterparty			Value
		United Kingdom: 0.0%
3,000	Morgan Stanley	FTSE 100 Index, Strike Price 3,283.4400 GBP, Expires 06/19/09		$2,767
4,000	Morgan Stanley	FTSE 100 Index, Strike Price 3,544.9300 GBP, Expires 07/17/09		59,064
3,000	Goldman Sachs	FTSE 100 Index, Strike Price 3,829.4880 GBP, Expires 08/21/09		291,839
17,500,000	Citigroup	United Kingdom Currency Option (GBP/USD), Strike Price 1.3500, Expires 06/22/09		63
17,500,000	Deutsche Bank, AG	United Kingdom Currency Option (GBP/USD), Strike Price 1.3650, Expires 07/20/09		4,956
25,000,000	Goldman Sachs	United Kingdom Currency Option (GBP/USD), Strike Price 1.4600, Expires 08/20/09		93,378
				452,067
		United States: 0.2%
60,000	ABN AMRO	S&P 500 Index, Strike Price 671.4400 USD, Expires 06/19/09		14,744
82,000	Barclays Bank PLC	S&P 500 Index, Strike Price 744.6734 USD, Expires 07/17/09		310,530
120,000	Citigroup	S&P 500 Index, Strike Price 783.3300 USD, Expires 08/21/09		1,584,914
				1,910,188
		Total Positions in Purchased Options
		(Cost $15,380,821)		3,796,834
		Total Long-Term Investments
		(Cost $1,096,204,055)		1,059,375,791
		Total Investments in Securities
		(Cost $1,096,204,055)*	96.0%	$1,059,375,791
		Other Assets and Liabilities - Net	4.0	44,068,674
		Net Assets	100.0%	$1,103,444,465

	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $1,198,916,730.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$72,397,580
		Gross Unrealized Depreciation		(211,938,519)
		Net Unrealized Depreciation		$(139,540,939)

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Agriculture	2.5%
Banks	10.0
Beverages	2.2
Building Materials	1.2
Chemicals	3.0
Commercial Services	1.0
Cosmetics/Personal Care	1.0
Diversified	0.6
Diversified Financial Services	2.0
Electric	6.5
Electrical Components & Equipment	0.9
Engineering & Construction	1.7
Food	5.2
Forest Products & Paper	0.7
Gas	1.0
Hand/Machine Tools	0.5
Household Products/Wares	1.0
Insurance	2.1
Lodging	0.4
Media	2.3
Mining	1.1
Miscellaneous Manufacturing	3.6
Office/Business Equipment	1.0
Oil & Gas	11.0
Pharmaceuticals	11.9
Pipelines	1.7
Purchased Options	0.4
Retail	2.3
Semiconductors	2.0
Shopping Centers	0.7
Telecommunications	11.0
Toys/Games/Hobbies	2.4
Water	1.1
Other Assets and Liabilities - Net	4.0
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective March 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Common Stock	$486,167,632	$546,993,365	$—
Real Estate Investment Trusts	7,611,880	14,723,277	—
Warrants	—	82,803	—
Positions In Purchased Options	—	3,796,834	—
Total	$493,779,512	$565,596,279	$—

Other Financial Instruments**	$—	$(27,317,250)
Total	$—	$(27,317,250)	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps, purchased options and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Funds derivative instruments categorized by risk exposure as of May 31, 2009:

Asset Derivatives as of May 31, 2009	Liability Derivatives as of May 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Equity Contracts	$3,478,233	Equity Contracts	$27,317,250
Foreign Exchange Contracts	318,601	Foreign Exchange Contracts	—

Total	$3,796,834		$27,317,250

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps, purchased and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2009 (Unaudited) (continued)

Written OTC Call Options

# of			Expiration			Premiums
Contracts	Counterparty	Description	Date	Strike		Received	Value

Options on Securities
48,000	Morgan Stanley	Abbott Laboratories	06/24/09	44.9929	USD	$80,880	$(54,236)
81,000	Merrill Lynch	Altria Group, Inc.	06/24/09	17.0100	USD	43,578	(24,665)
82,000	Morgan Stanley	American Electric Power Company, Inc.	06/24/09	25.5193	USD	81,188	(83,378)
127,000	ABN AMRO	AT&T Inc.	06/24/09	25.1219	USD	132,715	(73,429)
58,000	ABN AMRO	Automatic Data Processing, Inc.	06/24/09	35.9180	USD	78,822	(105,759)
158,000	ABN AMRO	Bristol-Myers Squibb Co.	06/24/09	20.2657	USD	133,194	(68,100)
53,000	Citigroup	Campbell Soup Co.	06/24/09	26.8800	USD	48,442	(59,642)
30,000	Merrill Lynch	Chevron Corp.	06/24/09	66.9200	USD	87,030	(58,912)
43,000	Citigroup	China Mobile Ltd.	06/24/09	46.7761	USD	118,250	(150,912)
75,000	UBS AG	Coca-Cola Co.	06/24/09	43.8096	USD	95,512	(378,535)
46,000	Morgan Stanley	ConocoPhillips	06/24/09	44.0552	USD	102,980	(126,971)
57,000	Morgan Stanley	Consolidated Edison, Inc.	06/24/09	34.8206	USD	56,886	(72,942)
122,000	Merrill Lynch	Dow Chemical Co.	06/24/09	16.0100	USD	177,632	(262,811)
76,000	Merrill Lynch	Du Pont (E.I.) de Nemours and Co.	06/24/09	26.9400	USD	122,892	(163,254)
76,000	ABN AMRO	Duke Energy Corp.	06/24/09	13.6086	USD	34,732	(55,444)
59,000	Morgan Stanley	Emerson Electric Co.	06/24/09	33.9000	USD	109,150	(31,255)
28,000	Deutsche Bank, AG	Exelon Corp.	06/24/09	48.5100	USD	59,080	(38,393)
147,000	ABN AMRO	General Electric Co.	06/24/09	12.8674	USD	140,385	(153,467)
55,000	Merrill Lynch	Home Depot, Inc.	06/24/09	24.9100	USD	78,100	(12,531)
62,000	ABN AMRO	Honeywell International Inc.	06/24/09	31.4361	USD	112,158	(147,581)
140,000	ABN AMRO	Intel Corp.	06/24/09	15.3779	USD	122,780	(84,879)
41,000	UBS AG	Kimberly-Clark Corp.	06/24/09	50.4478	USD	63,415	(55,036)
126,000	ABN AMRO	Kraft Foods Inc.	06/24/09	24.8475	USD	115,542	(191,418)
89,000	UBS AG	Leggett & Platt, Inc.	06/24/09	14.6266	USD	77,323	(51,380)
33,000	Merrill Lynch	Lorillard, Inc.	06/24/09	66.9250	USD	109,065	(104,748)
138,000	Citigroup	Mattel, Inc.	06/24/09	14.1600	USD	111,366	(229,376)
39,000	Merrill Lynch	McDonald’s Corp.	06/24/09	53.9400	USD	73,632	(166,351)
129,000	UBS AG	Merck & Co. Inc.	06/24/09	26.0976	USD	147,460	(204,323)
56,000	Morgan Stanley	Novartis A.G.	06/24/09	40.1386	USD	79,615	(61,096)
83,000	ABN AMRO	NYSE Euronext	06/24/09	23.8323	USD	163,261	(505,482)
223,000	Morgan Stanley	Pfizer Inc.	06/24/09	15.3224	USD	157,973	(94,917)
52,000	Barclays Bank PLC	Philip Morris Intl. Inc.	06/24/09	41.9945	USD	80,142	(66,331)
42,000	Goldman Sachs	Procter & Gamble Co.	06/24/09	51.1600	USD	70,909	(67,892)
35,000	Morgan Stanley	Rayonier Inc.	06/24/09	36.7946	USD	95,942	(126,436)
233,000	UBS AG	Sara Lee Corp.	06/24/09	9.1078	USD	96,229	(93,229)
75,000	Barclays Bank PLC	Southern Co.	06/24/09	28.4675	USD	65,760	(47,639)

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2009 (Unaudited) (continued)

Written OTC Call Options (continued)

# of			Expiration			Premiums
Contracts	Counterparty	Description	Date	Strike		Received	Value

86,000	Goldman Sachs	Spectra Energy Corp.	06/24/09	14.9700	USD	$66,306	$(111,055)
205,000	Citigroup	Taiwan Semiconductor Manufacturing Co. Ltd.	06/24/09	10.0800	USD	118,695	(196,979)
136,000	ABN AMRO	Vale S.A.	06/24/09	14.8876	USD	166,464	(254,488)
354,000	Morgan Stanley	Foster’s Group Ltd.	06/24/09	5.1295	AUD	55,244	(14,073)
22,000	Goldman Sachs	Accor S.A.	06/24/09	30.1400	EUR	57,795	(63,419)
177,000	Barclays Bank PLC	Banco Bilbao Vizcaya Argentaria, S.A.	06/24/09	8.1700	EUR	134,199	(156,150)
321,000	BNP Paribas	Banco Santander S.A.	06/24/09	6.8323	EUR	189,012	(353,695)
52,000	Barclays Bank PLC	Carrefour S.A.	06/24/09	29.0850	EUR	109,342	(207,658)
19,000	BNP Paribas	Deutsche Boerse A.G.	06/24/09	52.3118	EUR	88,814	(258,970)
95,000	UBS AG	E.ON A.G.	06/24/09	24.0000	EUR	151,569	(191,961)
182,000	Barclays Bank PLC	Eni S.p.A	06/24/09	15.9900	EUR	177,575	(368,123)
175,000	Citigroup	Koninklijke KPN NV	06/24/09	9.6400	EUR	81,375	(33,977)
27,000	Merrill Lynch	Linde A.G.	06/24/09	57.2300	EUR	94,623	(100,974)
15,000	ABN AMRO	MunichRe	06/24/09	96.6200	EUR	115,221	(105,425)
145,000	Citigroup	Nokia	06/24/09	10.0790	EUR	150,867	(213,814)
173,000	Goldman Sachs	Royal Dutch Shell PLC	06/24/09	17.9539	EUR	174,503	(306,109)
53,000	ABN AMRO	Sanofi-Aventis	06/24/09	44.7500	EUR	133,561	(105,804)
30,000	Barclays Bank PLC	Siemens A.G.	06/24/09	49.4828	EUR	119,251	(142,432)
156,000	Merrill Lynch	Telefonica S.A.	06/24/09	14.6700	EUR	97,855	(157,608)
77,000	ABN AMRO	Total S.A.	06/24/09	39.2600	EUR	174,301	(235,818)
45,000	Goldman Sachs	Vinci S.A.	06/24/09	32.0938	EUR	121,605	(161,611)
112,000	Barclays Bank PLC	Vivendi	06/24/09	19.0860	EUR	124,779	(55,171)
88,000	Barclays Bank PLC	AstraZeneca PLC	06/24/09	25.8171	GBP	142,171	(95,795)
406,000	Citigroup	BP PLC	06/24/09	5.0400	GBP	127,970	(124,866)
206,000	Goldman Sachs	GlaxoSmithKline PLC	06/24/09	10.5568	GBP	131,116	(71,876)
159,000	Merrill Lynch	HSBC Hldgs. PLC	06/24/09	5.3670	GBP	89,096	(97,852)
1,764,000	Barclays Bank PLC	Vodafone Group PLC	06/24/09	1.2540	GBP	164,923	(12,533)
160,000	Barclays Bank PLC	Hang Seng Bank Ltd.	06/24/09	98.3800	HKD	105,767	(282,235)
648,000	Goldman Sachs	Telecom Corp. of New Zealand	06/24/09	2.5340	NZD	49,182	(44,943)
405,000	Goldman Sachs	TeliaSonera A.B.	06/24/09	38.8100	SEK	94,429	(66,244)
171,000	Barclays Bank PLC	DBS Group Hldgs. Ltd.	06/24/09	10.8700	SGD	76,890	(132,686)

						$7,208,520	$(8,997,094)
Options on Indexes
84,000	Barclays Bank PLC	S&P 500® Index	06/12/09	887.9000	USD	$2,932,944	$(3,242,624)
87,000	Merrill Lynch	S&P 500® Index	06/26/09	901.1700	USD	2,507,340	(3,136,412)
94,500	Barclays Bank PLC	S&P 500® Index	07/10/09	909.9300	USD	2,903,418	(2,903,418)
8,600	Citigroup	Dow Jones Euro Stoxx 50 Index	06/12/09	2,325.6100	EUR	1,295,120	(1,636,226)
8,700	Merrill Lynch	Dow Jones Euro Stoxx 50 Index	06/26/09	2,344.8700	EUR	1,073,883	(1,669,209)
8,650	Barclays Bank PLC	Dow Jones Euro Stoxx 50 Index	07/10/09	2,442.4400	EUR	1,121,898	(1,121,898)
2,200	UBS AG	FTSE 100 Index	06/12/09	4,266.4166	GBP	482,611	(641,237)
2,300	ABN AMRO	FTSE 100 Index	06/26/09	4,327.5400	GBP	537,824	(622,940)
2,550	Morgan Stanley	FTSE 100 Index	07/10/09	4,396.7800	GBP	587,773	(587,773)
182,000	Goldman Sachs	Nikkei-225 Stock Average	06/12/09	9,020.2700	JPY	649,660	(1,087,519)

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2009 (Unaudited) (continued)

Written OTC Call Options (continued)

# of			Expiration			Premiums
Contracts	Counterparty	Description	Date	Strike		Received	Value

190,000	Merrill Lynch	Nikkei-225 Stock Average	06/26/09	9,266.5100	JPY	$679,905	$(921,015)
204,500	Barclays Bank PLC	Nikkei-225 Stock Average	07/10/09	9,562.8400	JPY	749,885	(749,885)

						$15,522,261	$(18,320,156)

						$22,730,781	$(27,317,250)

	Total Premiums Received:		$22,730,781
	Total Liabilities for Call Options Written:		$27,317,250

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Global Equity Dividend and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 28, 2009

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 28, 2009